Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations
Major items constituting net (loss) / income from discontinued operations	For the years ended December 31,
	2019*	2018	2017
Revenues	$ 46,172	$ 161,659	$ 132,443
Expenses
Voyage expenses	12,655	37,202	10,498
Vessel operating expenses	15,506	68,406	54,281
General and administrative expenses	2,564	—	—
Vessel depreciation and amortization	9,630	40,276	38,014
Impairment of vessels	149,578	—	—
Interest expense and finance cost	3,174	8,433	6,642
Other (income) / expenses	(59)	(165)	320
Net (loss) / income from discontinued operations	$ (146,876)	$ 7,507	$ 22,688

*represents activity for the period from January 1, 2019 to the date of the completion of the DSS Transaction on March 27, 2019.

Carrying amounts of major classes of assets included as part of discontinued operations	As of December 31, 2018
Cash	$10,000
Inventories	7,183
Prepayments and other assets	6,515
Total major classes of current assets of discontinued operations	23,698
Vessels	643,682
Deferred charges, net	2,220
Above market acquired charters	7,531
Prepayments and other assets	1,035
Total major classes of non-current assets of discontinued operations	654,468
Total major classes of assets of discontinued operations	$678,166
Carrying amounts of major classes of liabilities included as part of discontinued operations
Current portion of long-term debt, net	$14,869
Deferred revenue	1,611
Trade accounts payables and accrued liabilities	5,055
Total major classes of current liabilities of discontinued operations	21,535
Long-term debt, net	134,744
Total major classes of long term liabilities of discontinued operations	134,744
Total major classes of liabilities of the discontinued operations	$156,279